Calvert
Ultra-Short Duration Income Fund
December 31, 2021
Schedule of Investments (Unaudited)

Asset-Backed Securities — 20.0%

Security	Principal Amount (000's omitted)	Value
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88%, 8/15/25(1)	$5,890	$ 5,892,311
Amur Equipment Finance Receivables IX, LLC, Series 2021-1A, Class A2, 0.75%, 11/20/26(1)	3,908	3,892,405
Avant Loans Funding Trust:
Series 2019-B, Class B, 3.15%, 10/15/26(1)	352	351,778
Series 2019-B, Class C, 4.54%, 10/15/26(1)	2,500	2,513,265
Series 2020-REV1, Class C, 4.17%, 5/15/29(1)	2,500	2,508,698
BHG Securitization Trust, Series 2021-B, Class A, 0.90%, 10/17/34(1)	2,060	2,048,887
Chesapeake Funding II, LLC, Series 2020-1A, Class A2, 0.76%, (1 mo. USD LIBOR + 0.65%), 8/16/32(1)(2)	754	757,126
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	6,470	6,466,622
Conn's Receivables Funding, LLC:
Series 2020-A, Class A, 1.71%, 6/16/25(1)	449	449,439
Series 2020-A, Class B, 4.27%, 6/16/25(1)	2,193	2,203,175
Series 2020-A, Class C, 4.20%, 6/16/25(1)	1,452	1,458,587
Series 2021-A, Class A, 1.05%, 5/15/26(1)	13,712	13,705,345
Crossroads Asset Trust, Series 2021-A, Class A2, 0.82%, 3/20/24(1)	1,870	1,870,905
Dell Equipment Finance Trust:
Series 2020-2, Class A2, 0.47%, 10/24/22(1)	582	582,004
Series 2021-2, Class A1, 0.182%, 9/22/22(1)	4,930	4,929,083
Donlen Fleet Lease Funding 2, LLC, Series 2021-2, Class A1, 0.431%, (1 mo. USD LIBOR + 0.33%), 12/11/34(1)(2)	4,000	4,003,110
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2IB, 3.857%, 4/30/47(1)	4,202	4,266,883
Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.74%, 2/25/39(1)	1,101	1,132,261
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)	1,931	1,921,519
Series 2021-3, Class B, 0.76%, 2/26/29(1)	2,268	2,254,865
Series 2021-3, Class C, 0.86%, 2/26/29(1)	2,534	2,519,164
Series 2021-3, Class D, 1.009%, 2/26/29(1)	1,012	1,003,915
LL ABS Trust, Series 2021-1A, Class A, 1.07%, 5/15/29(1)	1,301	1,294,997
Marlette Funding Trust:
Series 2018-2A, Class C, 4.37%, 7/17/28(1)	1,912	1,917,339
Series 2020-2A, Class B, 1.83%, 9/16/30(1)	1,018	1,020,227
Series 2020-2A, Class C, 2.83%, 9/16/30(1)	1,000	1,013,590
Series 2021-1A, Class A, 0.60%, 6/16/31(1)	650	649,940
Series 2021-3A, Class A, 0.65%, 12/15/31(1)	3,585	3,576,363
MVW, LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	265	265,557
Octane Receivables Trust, Series 2021-2A, Class A, 1.21%, 9/20/28(1)	2,793	2,779,335
Security	Principal Amount (000's omitted)	Value
OneMain Financial Issuance Trust:
Series 2015-3A, Class B, 4.16%, 11/20/28(1)	$1,153	$ 1,154,957
Series 2018-1A, Class A, 3.30%, 3/14/29(1)	3,102	3,104,495
Series 2019-1A, Class A, 3.48%, 2/14/31(1)	183	183,219
Oportun Funding, LLC, Series 2020-1, Class B, 3.45%, 5/15/24(1)	3,000	3,029,135
Oscar US Funding XII, LLC, Series 2021-1A, Class A2, 0.40%, 3/11/24(1)	1,859	1,859,234
Pagaya AI Debt Selection Trust:
Series 2021-1, Class A, 1.18%, 11/15/27(1)	11,369	11,345,723
Series 2021-2, 3.00%, 1/25/29(1)	3,558	3,558,979
Series 2021-3, Class A, 1.15%, 5/15/29(1)	8,341	8,305,887
Series 2021-5, Class A, 1.53%, 8/15/29(1)	5,000	5,003,030
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	3,272	3,258,439
Prodigy Finance CM DAC, Series 2021-1A, Class A, 1.352%, (1 mo. USD LIBOR + 1.25%), 7/25/51(1)(2)	4,405	4,406,533
Prosper Marketplace Issuance Trust, Series 2019-4A, Class C, 4.95%, 2/17/26(1)	5,400	5,453,969
Purchasing Power Funding, LLC, Series 2021-A, Class A, 1.57%, 10/15/25(1)	5,740	5,715,118
Small Business Lending Trust, Series 2020-A, Class A, 2.62%, 12/15/26(1)	310	310,687
SoFi Professional Loan Program, LLC, Series 2016-B, Class A1, 1.303%, (1 mo. USD LIBOR + 1.20%), 6/25/33(1)(2)	73	73,282
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	3,376	3,364,304
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	26	27,208
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	1,525	1,500,333
Tesla Auto Lease Trust, Series 2020-A, Class A2, 0.55%, 5/22/23(1)	661	661,489
Theorem Funding Trust:
Series 2020-1A, Class A, 2.48%, 10/15/26(1)	5,223	5,239,026
Series 2021-1A, Class A, 1.21%, 12/15/27(1)	12,377	12,356,251
Toyota Auto Receivables Owner Trust, Series 2020-C, Class A2, 0.36%, 2/15/23	157	157,019
Upstart Securitization Trust:
Series 2019-1, Class C, 5.13%, 4/20/26(1)	4,126	4,137,856
Series 2020-1, Class B, 3.093%, 4/22/30(1)	7,000	7,078,106
Series 2020-1, Class C, 4.899%, 4/22/30(1)	1,622	1,667,645
Series 2021-3, Class A, 0.83%, 7/20/31(1)	1,751	1,745,345
Series 2021-4, Class A, 0.84%, 9/20/31(1)	6,344	6,284,510
Series 2021-5 , Class A, 1.31%, 11/20/31(1)	1,500	1,495,186
Vantage Data Centers Issuer, LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	4,955	4,868,298
Verizon Owner Trust:
Series 2019-A, Class A1B, 0.434%, (1 mo. USD LIBOR + 0.33%), 9/20/23(2)	232	232,244

Calvert
Ultra-Short Duration Income Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Verizon Owner Trust: (continued)
Series 2020-2A, Class A1B, 0.374%, (1 mo. USD LIBOR + 0.27%), 7/22/24(2)	$13,500	$ 13,512,941
Total Asset-Backed Securities (identified cost $201,086,663)		$ 200,339,143

Collateralized Mortgage Obligations — 6.3%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2020-3A, Class M1A, 2.102%, (1 mo. USD LIBOR + 2.00%), 10/25/30(1)(2)	$1,143	$ 1,146,490
Series 2021-1A, Class M1A, 1.80%, (30-day average SOFR + 1.75%), 3/25/31(1)(2)	4,784	4,806,588
Series 2021-1A, Class M1B, 2.25%, (30-day average SOFR + 2.20%), 3/25/31(1)(2)	1,500	1,515,474
Series 2021-2A, Class M1A, 1.25%, (30-day average SOFR + 1.20%), 6/25/31(1)(2)	6,696	6,685,821
Series 2021-3A, Class M1A, 1.05%, (30-day average SOFR + 1.00%), 9/25/31(1)(2)	4,000	4,010,504
Eagle Re, Ltd., Series 2021-1, Class M1A, 1.75%, (30-day average SOFR + 1.70%), 10/25/33(1)(2)	3,000	3,006,699
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 2.603%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	1,927	1,966,594
Series 2018-DNA1, Class M2AT, 1.153%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	6,814	6,834,040
Series 2018-HQA2, Class M1, 0.853%, (1 mo. USD LIBOR + 0.75%), 10/25/48(1)(2)	571	571,796
Series 2019-DNA3, Class M2, 2.153%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	856	863,022
Series 2019-DNA4, Class M2, 2.053%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(2)	618	620,539
Series 2020-DNA6, Class M1, 0.95%, (30-day average SOFR + 0.90%), 12/25/50(1)(2)	447	447,351
Series 2021-DNA3, Class M1, 0.80%, (30-day average SOFR + 0.75%), 10/25/33(1)(2)	1,557	1,560,039
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C03, Class 2M2, 3.003%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	37	37,534
Series 2014-C04, Class 1M2, 5.003%, (1 mo. USD LIBOR + 4.90%), 11/25/24(2)	5,744	5,984,228
Series 2019-R02, Class 1M2, 2.403%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(2)	674	678,164
Series 2019-R06, Class 2M2, 2.202%, (1 mo. USD LIBOR + 2.10%), 9/25/39(1)(2)	7,810	7,841,221
Home RE, Ltd., Series 2021-1, Class M1A, 1.152%, (1 mo. USD LIBOR + 1.05%), 7/25/33(1)(2)	6,800	6,806,681
Security	Principal Amount (000's omitted)	Value
RESIMAC Bastille Trust:
Series 2018-1NCA, Class A1, 0.954%, (1 mo. USD LIBOR + 0.85%), 12/5/59(1)(2)	$859	$ 859,585
Series 2021-2NCA, Class A1B, 0.79%, (SOFR + 0.74%), 2/3/53(1)(2)	5,284	5,285,362
RESIMAC Premier Trust, Series 2020-1A, Class A1A, 1.154%, (1 mo. USD LIBOR + 1.05%), 2/7/52(1)(2)	1,986	1,993,117
Total Collateralized Mortgage Obligations (identified cost $63,615,653)		$ 63,520,849

Commercial Mortgage-Backed Securities — 9.1%

Security	Principal Amount (000's omitted)	Value
BBCMS Mortgage Trust, Series 2017-DELC, Class A, 0.96%, (1 mo. USD LIBOR + 0.85%), 8/15/36(1)(2)	$3,486	$ 3,491,462
BBCMS Trust, Series 2018-RRI, Class D, 2.16%, (1 mo. USD LIBOR + 2.05%), 2/15/33(1)(2)	6,297	6,312,489
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 1.026%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	8,933	8,943,620
Series 2020-BXLP, Class A, 0.91%, (1 mo. USD LIBOR + 0.80%), 12/15/36(1)(2)	4,888	4,893,216
Series 2021-VOLT, Class B, 1.059%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(2)	4,129	4,102,239
Series 2021-VOLT, Class C, 1.209%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(2)	1,907	1,887,742
Series 2021-VOLT, Class D, 1.759%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(2)	1,427	1,418,480
Extended Stay America Trust:
Series 2021-ESH, Class A, 1.19%, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(2)	7,550	7,561,245
Series 2021-ESH, Class B, 1.49%, (1 mo. USD LIBOR + 1.38%), 7/15/38(1)(2)	3,187	3,191,273
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M7, 2.052%, (1 mo. USD LIBOR + 1.95%), 3/25/50(1)(2)	6,424	6,428,180
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 1.259%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(2)	3,132	3,136,336
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 0.81%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(2)(3)	10,065	10,067,204
Series 2017-CLS, Class B, 0.96%, (1 mo. USD LIBOR + 0.85%), 11/15/34(1)(2)(3)	11,690	11,690,042
Series 2019-BPR, Class A, 1.51%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)(3)	6,420	6,349,668

Calvert
Ultra-Short Duration Income Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
VMC Finance, LLC, Series 2021-HT1, Class A, 1.753%, (1 mo. USD LIBOR + 1.65%), 1/18/37(1)(2)	$12,122	$ 12,154,872
Total Commercial Mortgage-Backed Securities (identified cost $91,758,924)		$ 91,628,068

Corporate Bonds — 46.1%

Security	Principal Amount (000's omitted)	Value
Communications — 3.8%
AT&T, Inc., 0.69%, (SOFR + 0.64%), 3/25/24(2)	$6,471	$ 6,473,215
CCO Holdings, LLC/CCO Holdings Capital Corp.:
5.00%, 2/1/28(1)	1,936	2,017,312
5.125%, 5/1/27(1)	7,010	7,228,887
Sprint Communications, Inc., 6.00%, 11/15/22	4,500	4,689,450
Sprint Corp., 7.875%, 9/15/23	2,000	2,205,450
T-Mobile USA, Inc.:
2.25%, 2/15/26(4)	1,084	1,088,363
2.25%, 2/15/26(1)	1,192	1,196,798
Verizon Communications, Inc.:
0.55%, (SOFR + 0.50%), 3/22/24(2)	5,000	5,020,989
1.211%, (3 mo. USD LIBOR + 1.00%), 3/16/22(2)	8,411	8,425,708
		$38,346,172
Consumer, Cyclical — 6.7%
7-Eleven, Inc., 0.625%, 2/10/23(1)	$1,280	$1,275,469
Brunswick Corp., 0.85%, 8/18/24	2,575	2,539,716
Daimler Trucks Finance North America, LLC:
0.55%, (SOFR + 0.50%), 6/14/23(1)(2)	5,000	5,006,941
0.65%, (SOFR + 0.60%), 12/14/23(1)(2)	7,500	7,507,675
Delta Air Lines, Inc., 3.625%, 3/15/22	10,500	10,500,396
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.50%, 10/20/25(1)	4,213	4,430,525
Ford Motor Credit Co., LLC:
1.221%, (3 mo. USD LIBOR + 1.08%), 8/3/22(2)	2,000	2,003,635
3.087%, 1/9/23	10,000	10,182,200
3.264%, (3 mo. USD LIBOR + 3.14%), 1/7/22(2)	2,000	2,000,002
3.339%, 3/28/22	5,000	5,014,950
General Motors Financial Co., Inc., 0.67%, (SOFR + 0.62%), 10/15/24(2)	11,000	10,995,921
Hyatt Hotels Corp.:
1.10% (SOFR + 1.05%), 10/1/23(2)	3,245	3,254,736
1.30%, 10/1/23	1,087	1,087,373
Nordstrom, Inc., 2.30%, 4/8/24	1,572	1,573,658
		$67,373,197
Security	Principal Amount (000's omitted)	Value
Consumer, Non-cyclical — 4.2%
Avantor Funding, Inc., 11/8/27	$2,500	$ 2,499,610
Baxter International, Inc.:
0.31%, (SOFR + 0.26%), 12/1/23(1)(2)	3,000	2,998,547
0.49%, (SOFR + 0.44%), 11/29/24(1)(2)	3,000	2,997,803
Becton Dickinson and Co., 1.21%, (3 mo. USD LIBOR + 1.03%), 6/6/22(2)	390	391,407
Centene Corp., 4.25%, 12/15/27	5,500	5,743,265
JDE Peet's NV, 0.80%, 9/24/24(1)	6,000	5,882,653
Kraft Heinz Foods Co., 3.875%, 5/15/27	3,200	3,460,238
PerkinElmer, Inc., 0.85%, 9/15/24	6,017	5,934,990
Thermo Fisher Scientific, Inc.:
0.40%, (SOFR + 0.35%), 4/18/23(2)	5,375	5,369,398
0.58%, (SOFR + 0.53%), 10/18/24(2)	1,765	1,767,674
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	5,200	5,188,431
		$42,234,016
Energy — 1.0%
NuStar Logistics, L.P., 5.75%, 10/1/25	$1,660	$1,788,028
TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)	7,800	7,983,729
		$9,771,757
Financial — 22.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
0.73%, (SOFR + 0.68%), 9/29/23(2)	$7,000	$7,003,064
1.75%, 10/29/24	3,000	2,994,645
3.50%, 5/26/22	1,300	1,311,604
4.625%, 7/1/22	1,000	1,019,634
Air Lease Corp., 3.50%, 1/15/22	3,638	3,641,230
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand, 4.125%, 11/9/22(1)(4)	2,000	2,050,130
Banco Santander S.A., 1.254%, (3 mo. USD LIBOR + 1.09%), 2/23/23(2)	3,330	3,359,516
Bank of America Corp., 0.78%, (SOFR + 0.73%), 10/24/24(2)	13,800	13,880,640
Bank of Montreal, 0.40%, (SOFR + 0.35%), 12/8/23(2)	4,200	4,202,277
Bank of Nova Scotia (The):
0.49%, (SOFR + 0.44%), 4/15/24(2)	5,000	5,014,126
0.60%, (SOFR + 0.55%), 9/15/23(2)	8,500	8,529,672
BBVA Bancomer S.A./Texas, 1.875%, 9/18/25(1)	1,718	1,705,209
Canadian Imperial Bank of Commerce:
0.39%, (SOFR + 0.34%), 6/22/23(2)	5,000	5,002,586
0.85%, (SOFR + 0.80%), 3/17/23(2)	7,310	7,349,920
Capital One Financial Corp.:
0.74%, (SOFR + 0.69%), 12/6/24(2)	12,000	12,001,047
0.849%, (3 mo. USD LIBOR + 0.72%), 1/30/23(2)	2,084	2,089,973

Calvert
Ultra-Short Duration Income Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
Citigroup, Inc.:
0.72%, (SOFR + 0.67%), 5/1/25(2)	$4,618	$ 4,653,620
0.776% to 10/30/23, 10/30/24(5)	4,080	4,057,415
1.678% to 5/15/23, 5/15/24(5)	3,723	3,765,482
Credit Agricole S.A., 1.247% to 1/26/26, 1/26/27(1)(5)	1,968	1,915,945
Danske Bank A/S, 1.171% to 12/8/22, 12/8/23(1)(5)	4,200	4,199,939
Goldman Sachs Group, Inc. (The):
0.46%, (SOFR + 0.41%), 1/27/23(2)	8,000	8,000,339
0.54%, (SOFR + 0.49%), 10/21/24(2)	8,000	7,976,430
0.63%, (SOFR + 0.58%), 3/8/24(2)	7,903	7,904,572
0.67%, (SOFR + 0.62%), 12/6/23(2)	10,000	10,004,895
HAT Holdings I, LLC/HAT Holdings II, LLC, 6.00%, 4/15/25(1)	2,000	2,082,000
HSBC Holdings PLC:
0.63%, (SOFR + 0.58%), 11/22/24(2)	5,000	5,002,872
0.732% to 8/17/23, 8/17/24(5)	1,776	1,760,799
JPMorgan Chase & Co., 0.63%, (SOFR + 0.58%), 3/16/24(2)	18,440	18,480,617
Lloyds Banking Group PLC, 1.326% to 6/15/22, 6/15/23(5)	2,380	2,384,251
National Bank of Canada:
0.55% to 11/15/23, 11/15/24(4)(5)	3,752	3,709,930
0.90% to 8/15/22, 8/15/23(5)	2,031	2,032,882
Newmark Group, Inc., 6.125%, 11/15/23	4,250	4,551,750
Radian Group, Inc.:
4.50%, 10/1/24	2,000	2,097,110
6.625%, 3/15/25	1,000	1,106,185
Royal Bank of Canada, 0.50%, (SOFR + 0.45%), 10/26/23(2)	2,000	2,007,472
Santander Holdings USA, Inc., 3.40%, 1/18/23	1,555	1,589,628
Santander UK Group Holdings PLC, 1.532% to 8/21/25, 8/21/26(5)	2,283	2,247,668
Standard Chartered PLC:
0.98%, (SOFR + 0.93%), 11/23/25(1)(2)	4,000	4,002,875
1.30%, (SOFR + 1.25%), 10/14/23(1)(2)	5,950	5,990,722
Synovus Bank/Columbus, GA, 2.289% to 2/10/22, 2/10/23(5)	4,078	4,081,293
Truist Financial Corp., 0.45%, (SOFR + 0.40%), 6/9/25(2)	9,000	8,992,555
UBS AG:
0.37%, (SOFR + 0.32%), 6/1/23(1)(2)	4,000	3,999,488
0.50%, (SOFR + 0.45%), 8/9/24(1)(2)	9,000	9,018,387
UniCredit SpA, 2.569% to 9/22/25, 9/22/26(1)(5)	1,976	1,973,965
Westpac Banking Corp., 0.35%, (SOFR + 0.30%), 11/18/24(2)	7,000	6,995,670
		$227,742,029
Security	Principal Amount (000's omitted)	Value
Government - Multinational — 1.3%
International Bank for Reconstruction & Development, 0.18%, (SOFR + 0.13%), 1/13/23(2)	$9,900	$ 9,906,145
International Finance Corp., 2.00%, 10/24/22	2,429	2,460,579
		$ 12,366,724
Industrial — 1.9%
Canadian Pacific Railway Co., 1.35%, 12/2/24	$3,000	$ 3,004,221
Jabil, Inc.:
1.70%, 4/15/26	940	938,366
4.70%, 9/15/22	5,889	6,045,776
Otis Worldwide Corp., 0.583%, (3 mo. USD LIBOR + 0.45%), 4/5/23(2)	3,500	3,500,113
SYNNEX Corp., 1.25%, 8/9/24(1)	2,778	2,748,154
Teledyne Technologics, Inc., 0.95%, 4/1/24	3,000	2,971,123
		$19,207,753
Technology — 1.2%
Kyndryl Holdings, Inc., 2.05%, 10/15/26(1)	$1,703	$1,659,144
Seagate HDD Cayman:
4.25%, 3/1/22	100	100,387
4.75%, 6/1/23	2,740	2,866,780
4.875%, 3/1/24	792	840,668
SK Hynix, Inc., 1.50%, 1/19/26(1)	7,000	6,854,715
		$12,321,694
Utilities — 3.2%
NextEra Energy Capital Holdings, Inc.:
0.43%, (3 mo. USD LIBOR + 0.27%), 2/22/23(2)	$6,500	$6,490,635
0.45%, (SOFR + 0.40%), 11/3/23(2)	10,000	10,001,695
0.59%, (SOFR + 0.54%), 3/1/23(2)(4)	4,014	4,020,770
Southern California Gas Co., 0.548%, (3 mo. USD LIBOR + 0.35%), 9/14/23(2)	11,599	11,587,856
		$32,100,956
Total Corporate Bonds (identified cost $460,828,901)		$461,464,298

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(6)(7)	$1,000	$ 979,060
Total High Social Impact Investments (identified cost $1,000,000)		$ 979,060

Calvert
Ultra-Short Duration Income Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Senior Floating-Rate Loans — 3.3%(8)

Borrower/Description	Principal Amount (000's omitted)	Value
Air Transport — 0.3%
SkyMiles IP, Ltd., Term Loan, 10/20/27(9)	$2,500	$ 2,649,687
		$ 2,649,687
Building and Development — 0.4%
APi Group DE, Inc., Term Loan, 12/18/28(9)	$2,500	$ 2,500,938
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.852%, (1 mo. USD LIBOR + 2.75%), 8/21/25	1,492	1,484,943
		$ 3,985,881
Business Equipment and Services — 0.3%
Trans Union, LLC, Term Loan, 12/1/28(9)	$2,500	$ 2,497,047
		$2,497,047
Cable and Satellite Television — 0.6%
CSC Holdings, LLC, Term Loan, 2.36%, (1 mo. USD LIBOR + 2.25%), 7/17/25	$2,183	$2,152,297
UPC Financing Partnership, Term Loan, 3.11%, (1 mo. USD LIBOR + 3.00%), 1/31/29	1,500	1,497,000
Virgin Media Bristol, LLC, Term Loan, 3.36%, (1 mo. USD LIBOR + 3.25%), 1/31/29	2,500	2,501,563
		$6,150,860
Electronics/Electrical — 0.4%
MKS Instruments, Inc., Term Loan, 10/21/28(9)	$2,500	$2,497,655
SS&C European Holdings S.a.r.l., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 4/16/25	717	709,887
SS&C Technologies, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 4/16/25	884	874,492
		$4,082,034
Equipment Leasing — 0.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$1,301	$1,303,254
		$1,303,254
Health Care — 0.6%
ICON Luxembourg S.a.r.l.:
Term Loan, 2.75%, (3 mo. USD LIBOR + 2.25%, Floor 0.50%), 7/3/28	$1,820	$1,822,111
Term Loan, 2.75%, (3 mo. USD LIBOR + 2.25%, Floor 0.50%), 7/3/28	453	453,980
Ortho-Clinical Diagnostics S.A., Term Loan, 3.103%, (1 mo. USD LIBOR + 3.00%), 6/30/25	1,500	1,501,346
Borrower/Description	Principal Amount (000's omitted)	Value
Health Care (continued)
Select Medical Corporation, Term Loan, 2.36%, (1 mo. USD LIBOR + 2.25%), 3/6/25	$2,200	$ 2,187,968
		$ 5,965,405
Insurance — 0.2%
Asurion, LLC, Term Loan, 3.229%, (1 mo. USD LIBOR + 3.125%), 11/3/23	$1,643	$ 1,640,465
		$ 1,640,465
Leisure Goods/Activities/Movies — 0.2%
Bombardier Recreational Products, Inc., Term Loan, 2.101%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$1,980	$ 1,958,504
		$ 1,958,504
Telecommunications — 0.2%
CenturyLink, Inc., Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$1,999	$1,978,096
Level 3 Financing, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 3/1/27	400	395,250
		$2,373,346
Total Senior Floating-Rate Loans (identified cost $32,620,449)		$32,606,483

Sovereign Government Bonds — 1.3%

Security	Principal Amount (000's omitted)	Value
Kreditanstalt fuer Wiederaufbau, 2.00%, 9/29/22	$12,674	$ 12,823,856
Total Sovereign Government Bonds (identified cost $12,851,839)		$ 12,823,856

U.S. Treasury Obligations — 9.7%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
0.125%, 11/30/22	$7,600	$ 7,583,124
1.625%, 11/15/22	17,000	17,182,693
1.625%, 12/15/22	7,500	7,588,835
2.00%, 11/30/22	43,600	44,233,853
2.125%, 12/31/22	19,800	20,128,707
Total U.S. Treasury Obligations (identified cost $96,808,628)		$ 96,717,212

Calvert
Ultra-Short Duration Income Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 6.4%
Affiliated Fund — 3.8%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.06%(10)	38,137,465	$ 38,137,465
Total Affiliated Fund (identified cost $38,137,465)		$ 38,137,465
Commercial Paper — 2.5%
Security	Principal Amount (000's omitted)	Value
General Motors Financial Co. Inc, 0.365%, 1/10/22(1)(11)(12)	$10,000	$ 9,999,136
Jabil, Inc., 0.456%, 1/7/22(1)(11)(12)	15,000	14,998,556
Total Commercial Paper (identified cost $24,997,975)		$ 24,997,692
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(13)	926,323	$ 926,323
Total Securities Lending Collateral (identified cost $926,323)		$ 926,323
Total Short-Term Investments (identified cost $64,061,763)		$ 64,061,480
Total Investments — 102.3% (identified cost $1,024,632,820)		$1,024,140,449
Other Assets, Less Liabilities — (2.3)%		$ (22,649,097)
Net Assets — 100.0%		$1,001,491,352

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2021, the aggregate value of these securities is $448,488,164 or 44.8% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2021.
(3)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021.
(4)	All or a portion of this security was on loan at December 31, 2021. The aggregate market value of securities on loan at December 31, 2021 was $3,450,874 and the total market value of the collateral received by the Fund was $3,569,581, comprised of cash of $926,323 and U.S. government and/or agencies securities of $2,643,258.
(5)	Security converts to variable rate after the indicated fixed-rate coupon period.
(6)	May be deemed to be an affiliated company.
(7)	Restricted security. Total market value of restricted securities amounts to $979,060, which represents 0.1% of the net assets of the Fund as of December 31, 2021.
(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(9)	This Senior Loan will settle after December 31, 2021, at which time the interest rate will be determined.
(10)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2021.
(11)	Security is exempt from registration under Section 4(2) of the Securities Act of 1933, as amended. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At December 31, 2021, the aggregate value of these securities is $24,997,692 representing 2.5% of the Fund’s net assets.
(12)	Rate shown is the discount rate at date of purchase.
(13)	Represents investment of cash collateral received in connection with securities lending.

Calvert
Ultra-Short Duration Income Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	(90)	Short	3/31/22	$(10,887,891)	$(44,402)
U.S. Ultra 10-Year Treasury Note	(43)	Short	3/22/22	(6,296,812)	(90,439)
					$(134,841)
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$1,000,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
USD	– United States Dollar
At December 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended December 31, 2021, the Fund used futures contracts to hedge interest rate risk and to manage duration.
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At December 31, 2021, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated issuers and funds was $67,223,439, which represents 6.7% of the Fund's net assets. Transactions in the Notes and affiliated issuers and funds by the Fund for the fiscal year to date ended December 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 0.81%, (1 mo. USD LIBOR + 0.70%), 11/15/34	$10,068,189	$ —	$ —	$ —	$ (857)	$10,067,204	$20,264	$10,065,000
Series 2017-CLS, Class B, 0.96%, (1 mo. USD LIBOR + 0.85%), 11/15/34	11,694,229	—	—	—	(4,030)	11,690,042	28,008	11,690,000
Series 2019-BPR, Class A, 1.51%, (1 mo. USD LIBOR + 1.40%), 5/15/36	6,367,606	—	—	—	(17,861)	6,349,668	24,371	6,420,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	982,830	—	—	—	(3,770)	979,060	3,750	1,000,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	66,868,535	211,137,968	(239,856,207)	(6,339)	(6,492)	38,137,465	4,620	38,137,465
Totals				$(6,339)	$(33,010)	$67,223,439	$81,013

(1)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Calvert
Ultra-Short Duration Income Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$200,339,143	$ —	$200,339,143
Collateralized Mortgage Obligations	—	63,520,849	—	63,520,849
Commercial Mortgage-Backed Securities	—	91,628,068	—	91,628,068
Corporate Bonds	—	461,464,298	—	461,464,298
High Social Impact Investments	—	979,060	—	979,060
Senior Floating-Rate Loans	—	32,606,483	—	32,606,483
Sovereign Government Bonds	—	12,823,856	—	12,823,856
U.S. Treasury Obligations	—	96,717,212	—	96,717,212
Short-Term Investments:
Affiliated Fund	—	38,137,465	—	38,137,465
Commercial Paper	—	24,997,692	—	24,997,692
Securities Lending Collateral	926,323	—	—	926,323
Total Investments	$926,323	$1,023,214,126	$ —	$1,024,140,449
Liability Description
Futures Contracts	$(134,841)	$ —	$ —	$(134,841)
Total	$(134,841)	$ —	$ —	$(134,841)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.